Finance Receivables And Loans, Net (Consumer Concentration Risk by State and Foreign Geographic Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Finance receivables and loans, net	$ 99,055	$ 113,920
Texas and California [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	21.00%
Consumer Loans Auto Financing Receivable [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	100.00%	100.00%
Consumer Loans Auto Financing Receivable [Member] | TEXAS
Concentration Risk [Line Items]
Consumer Concentration Risk	12.90%	9.50%
Consumer Loans Auto Financing Receivable [Member] | CALIFORNIA
Concentration Risk [Line Items]
Consumer Concentration Risk	5.60%	4.60%
Consumer Loans Auto Financing Receivable [Member] | FLORIDA
Concentration Risk [Line Items]
Consumer Concentration Risk	6.70%	4.80%
Consumer Loans Auto Financing Receivable [Member] | MICHIGAN
Concentration Risk [Line Items]
Consumer Concentration Risk	5.00%	4.00%
Consumer Loans Auto Financing Receivable [Member] | PENNSYLVANIA
Concentration Risk [Line Items]
Consumer Concentration Risk	5.20%	3.60%
Consumer Loans Auto Financing Receivable [Member] | ILLINOIS
Concentration Risk [Line Items]
Consumer Concentration Risk	4.30%	3.10%
Consumer Loans Auto Financing Receivable [Member] | NEW YORK
Concentration Risk [Line Items]
Consumer Concentration Risk	4.60%	3.50%
Consumer Loans Auto Financing Receivable [Member] | OHIO
Concentration Risk [Line Items]
Consumer Concentration Risk	4.00%	2.90%
Consumer Loans Auto Financing Receivable [Member] | GEORGIA
Concentration Risk [Line Items]
Consumer Concentration Risk	3.70%	2.50%
Consumer Loans Auto Financing Receivable [Member] | NORTH CAROLINA
Concentration Risk [Line Items]
Consumer Concentration Risk	3.30%	2.20%
Consumer Loans Auto Financing Receivable [Member] | Other United States [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	44.70%	32.90%
Consumer Loans Auto Financing Receivable [Member] | Foreign [Member]
Concentration Risk [Line Items]
Finance receivables and loans, net	$ 2
Consumer Concentration Risk	0.00%	26.40%
Residential Mortgage [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	100.00%	100.00%
Residential Mortgage [Member] | TEXAS
Concentration Risk [Line Items]
Consumer Concentration Risk	5.80%	5.50%
Residential Mortgage [Member] | CALIFORNIA
Concentration Risk [Line Items]
Consumer Concentration Risk	29.20%	25.70%
Residential Mortgage [Member] | FLORIDA
Concentration Risk [Line Items]
Consumer Concentration Risk	3.60%	4.00%
Residential Mortgage [Member] | MICHIGAN
Concentration Risk [Line Items]
Consumer Concentration Risk	4.10%	4.80%
Residential Mortgage [Member] | PENNSYLVANIA
Concentration Risk [Line Items]
Consumer Concentration Risk	1.60%	1.60%
Residential Mortgage [Member] | ILLINOIS
Concentration Risk [Line Items]
Consumer Concentration Risk	4.80%	5.00%
Residential Mortgage [Member] | NEW YORK
Concentration Risk [Line Items]
Consumer Concentration Risk	2.00%	2.30%
Residential Mortgage [Member] | OHIO
Concentration Risk [Line Items]
Consumer Concentration Risk	0.80%	1.00%
Residential Mortgage [Member] | GEORGIA
Concentration Risk [Line Items]
Consumer Concentration Risk	1.90%	1.80%
Residential Mortgage [Member] | NORTH CAROLINA
Concentration Risk [Line Items]
Consumer Concentration Risk	2.00%	2.10%
Residential Mortgage [Member] | Other United States [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	44.20%	45.90%
Residential Mortgage [Member] | Foreign [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	0.00%	0.30%